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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +212 698 3599 Fax

May 24, 2013

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust
Securities Act File No. 333-148826
Post-Effective Amendment No. 165
Investment Company Act File No. 811-22175
Amendment No. 166

Ladies and Gentlemen:

On behalf of ALPS ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 165 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A.

We hereby represent, pursuant to Rule 485(b), that the Amendment filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz

Jeremy Senderowicz